Warrant Derivative Liabilities (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	May 19, 2021	Jul. 02, 2020	Jun. 30, 2021	Jun. 30, 2020
Initial fair value of warrants issued	$ 55,794,527
Reclassification of equity to warrant liability	12,500,000	$ 421,861	$ (12,921,861)	$ (261,090)
Recognized through profit and loss	$ 43,294,527
Initial fair value of warrants granted		$ 421,861